REVERSE RECAPITALIZATION- Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 23, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jul. 22, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares, issued (in shares)		1,648,413,415	451,295,965	28,791,702
Common stock, shares outstanding (in shares)	1,618,621,534	1,647,555,590	451,295,965	28,791,702
Share conversion deemed value (in dollars per share) | $ / shares	$ 10.00
Recapitalization exchange ratio	2.644
Stock converted, reverse recapitalization (in shares)	1,193,226,511
Equity awards outstanding (in shares)			42,182,931
Equity awards converted (in shares)	111,531,080
Convertible preferred stock, shares issued (in shares)		0	437,182,072	957,159,704
Convertible preferred stock, shares outstanding (in shares)		0		957,159,704
Options outstanding (in shares)		64,119,902	25,764,610	70,675,318	69,305,845
Options converted (in shares)	68,121,210
Non-option equity awards outstanding (in shares)			16,418,321
Non-option equity awards converted (in shares)	43,409,870
Proceeds from PIPE investment | $	$ 2,500,000
Working capital loan converted, amount | $	$ 1,500
Warrants issued for conversion of debt (in shares)	1,500,000
Price per warrant for warrants issued for conversion of debt (in dollars per share) | $ / shares	$ 1.00
Sponsor earnback shares (in shares)	17,250,000
Sponsor earnback warrants (in shares)	14,783,333
Proceeds from the reverse recapitalization | $	$ 4,439,200	$ 4,439,153
Cash received upon completion of merger | $	2,070,100
Cash | $	400	6,262,905		$ 614,412	$ 351,684
Payments for repurchase of common stock | $	$ 200	20,716
Shares repurchased (in shares)	21,644
Reverse recapitalization, transaction costs incurred | $	$ 38,900
Reverse recapitalizations, reduction to additional paid-in capital | $	36,200
Transaction costs expensed | $	2,700	$ 2,717
Proceeds from reverse recapitalization, net of transaction costs | $	$ 4,400,300
Churchill
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	207,000,000
Stock repurchased during period, shares (in shares)	21,644
Stock repurchased during period, value | $	$ 200
Reverse recapitalization transaction costs paid to date | $	$ 131,400
Legacy Common Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Stock converted, reverse recapitalization (in shares)	1,193,226,511
Legacy Preferred Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Stock converted, reverse recapitalization (in shares)	437,182,072
PIPE Investors
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding prior to merger (in shares)	166,666,667
Preferred stock, price (in dollars per share) | $ / shares	$ 15.00